Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jan. 28, 2022	Dec. 31, 2021	Jul. 26, 2021
Purchase price per share				$ 0.50		$ 0.13
Series A Convertible Preferred Stock [Member]
Purchase price per share	$ 0.60	$ 0.60	$ 0.60		$ 0.60